Statement of comprehensive income (Parenthetical) - ZAR (R) R in Millions			6 Months Ended
	Dec. 31, 2020	Dec. 01, 2020	Dec. 31, 2020
Statement
Gain on reclassification of the foreign currency translation reserve			R 3,300
Gemini HDPE LLC
Statement
Gain on reclassification of the foreign currency translation reserve			R 246
Proportion of equity interest disposed of	50.00%		50.00%
Base Chemicals | Gemini HDPE LLC
Statement
Proportion of equity interest disposed of	50.00%
Base Chemicals | Lake Charles Chemicals Project
Statement
Gain on reclassification of the foreign currency translation reserve			R 3,100
Proportion of equity interest disposed of		50.00%	50.00%